Discontinued Operation of LGC (Details) - Schedule of major classes of operations - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Discontinued Operations
Revenues	$ 2,117,551	$ 40,872
Cost of revenues	(1,557,277)	(227,410)
Total operating expenses	(1,714,341)	(5,000,409)
Loss from operations	(1,154,067)	(5,186,947)
Impairment of goodwill and property and equipment		(5,673,234)
Total other income (expense), net	12,220	(75,891)
Income tax expenses	(313)	(76,264)
Net loss from discontinued operations, net of tax	(1,142,160)	(11,012,336)
Net loss from disposal of discontinued operations	(5,483,738)
Net Loss from Discontinued Operations	$ (6,625,898)	$ (11,012,336)